COMMITMENTS AND CONTINGENCIES (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($) Claim	Dec. 31, 2015 USD ($) Claim	Dec. 31, 2014 USD ($)
COMMITMENTS AND CONTINGENCIES [Abstract]
Settlement amount | $	$ 5,328	$ 0	$ 0
Number of claims filed | Claim	0	0